Related Party Transactions	12 Months Ended
Dec. 31, 2012
Notes to Consolidated Financial Statements [Abstract]
Related Party Transactions

3. Related Party Transactions

The Company's parent, Fresenius SE & Co. KGaA, is a German partnership limited by shares resulting from the change of legal form effective January 28, 2011, of Fresenius SE, a European Company (Societas Europaea), and which, prior to July 13, 2007, was called Fresenius AG, a German stock corporation. In these Consolidated Financial Statements, Fresenius SE refers to that company as a partnership limited by shares, effective on and after January 28, 2011, as well as both before and after the conversion of Fresenius AG from a stock corporation into a European Company. Fresenius SE owns 100% of the share capital of Fresenius Medical Care Management AG, the Company's general partner (“General Partner”). From November 16, 2011 until February 29, 2012, Fresenius SE purchased 3.5 million ordinary shares of FMC-AG & Co. KGaA in market transactions. Fresenius SE, the Company's largest shareholder, owns approximately 31.2% of the Company's voting shares as of December 31, 2012.

a)       Service and Lease Agreements

The Company is party to service agreements with Fresenius SE and certain of its affiliates (collectively the “Fresenius SE Companies”) to receive services, including, but not limited to: administrative services, management information services, employee benefit administration, insurance, information technology services, tax services and treasury management services. During 2012, 2011 and 2010, amounts charged by Fresenius SE to the Company under the terms of these agreements were $80,778, $75,969 and $59,501, respectively. The Company also provides certain services to the Fresenius SE Companies, including research and development, central purchasing and warehousing. The Company charged $5,810, $6,555, $6,115 for services rendered to the Fresenius SE Companies during 2012, 2011 and 2010, respectively.

Under real estate operating lease agreements entered into with the Fresenius SE Companies, which are leases for the corporate headquarters in Bad Homburg, Germany and production sites in Schweinfurt and St. Wendel, Germany, the Company paid the Fresenius SE Companies $25,179, $25,833 and $23,807 during 2012, 2011 and 2010, respectively. The majority of the leases expire in 2016 and contain renewal options.

The Company's Articles of Association provide that the General Partner shall be reimbursed for any and all expenses in connection with management of the Company's business, including remuneration of the members of the General Partner's supervisory board and the General Partner's management board. The aggregate amount reimbursed to the General Partner was $18,995, $13,511 and $16,123, respectively, for its management services during 2012, 2011 and 2010 and included $94, $84 and $80, respectively, as compensation for their exposure to risk as general partner. The Company's Articles of Association set the annual compensation for assuming unlimited liability at 4% of the amount of the General Partner's share capital, which increased by €1,500 to €3,000 on October 10, 2012.

b)       Products

During 2012, 2011 and 2010 the Company sold products to the Fresenius SE Companies for $22,098, $20,220 and $15,413 respectively. During the same periods, the Company made purchases from the Fresenius SE Companies in the amount of $46,072, $52,587 and $43,474 respectively.

In addition to the purchases noted above, the Company currently purchases heparin supplied by Fresenius Kabi USA, Inc. (“Kabi USA”), through an independent group purchasing organization (“GPO”). Kabi USA is wholly-owned by Fresenius Kabi AG, a wholly-owned subsidiary of Fresenius SE. The Company has no direct supply agreement with Kabi USA and does not submit purchase orders directly to Kabi USA. During 2012, 2011 and 2010, Fresenius Medical Care Holdings, Inc. (“FMCH”) acquired approximately $14,136, $24,106 and $30,703, respectively, of heparin from Kabi USA through the GPO contract, which was negotiated by the GPO at arm's length on behalf of all members of the GPO.

c)       Financing Provided by and to Fresenius SE and the General Partner

As of December 31, 2012, the Company provided a loan to Fresenius SE of €20,900 ($27,575 as of December 31, 2012) at an interest rate of 1.484%, due and paid on January 11, 2013.

As of December 31, 2012, the Company had loans of CNY 362,425 ($58,168 as of December 31, 2012) outstanding with a subsidiary of Fresenius SE at a weighted average interest rate of 6.115%, with the majority of the loans due on May 23, 2014.

The Company, at December 31, 2012, had a receivable from Fresenius SE in the amount of €4,721 ($6,227 as of December 31, 2012) resulting from being a party to a German trade tax group agreement with Fresenius SE for the fiscal years 1997-2001.

On August 19, 2009, the Company borrowed €1,500 ($1,979 as of December 31, 2012) from the General Partner at 1.335%. The loan repayment has been extended periodically and is currently due August 20, 2013 at an interest rate of 2.132%.

d) Other

The Company performs clinical studies for certain of its joint ventures for which services the Company received approximately $7,432 and $9,355 in 2012 and 2011, respectively.

The Chairman of the Company's Supervisory Board is also the Chairman of the Supervisory Board of Fresenius SE and of the general partner of Fresenius SE. He is also a member of the Supervisory Board of the Company's General Partner.

The Vice Chairman of the Company's Supervisory Board is a member of the Supervisory Board of the general partner of Fresenius SE and Vice Chairman of the Supervisory Board of the Company's General Partner. He is also Chairman of the Advisory Board of a charitable foundation that is the sole shareholder of the general partner of Fresenius SE. He is also a partner in a law firm which provided services to the Company and certain of its subsidiaries. During 2012, the Company and its subsidiaries paid or processed for payment, approximately $1,797 for services performed during the period October 1, 2011 through September 30, 2012. During 2011, the Company and its subsidiaries paid approximately $1,930 for services performed during the period October 1, 2010 through September 30, 2011. During 2010, the Company and its subsidiaries paid approximately $1,601 for services performed during the period October 1, 2009 through September 30, 2010. Five of the six members of the Company's Supervisory Board, including the Chairman and Vice Chairman, are also members of the Supervisory Board of the Company's General Partner.

The Chairman of the Supervisory Board of the Company's general partner is also the Chairman of the Management Board of the general partner of Fresenius SE, and the Chairman and Chief Executive Officer of the Management Board of the Company's general partner is a member of the Management Board of the general partner of Fresenius SE.